FINANCE INCOME AND EXPENSES - Interest expense and other financial expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest expense on convertible notes (note 14)	$ (7,619)	$ (7,619)
Accretion expense on convertible notes (note 14)	(13,147)	(11,969)
Accretion of close down and restoration provision (note 13)	(3,380)	(3,624)
Interest expense on bank loan	0	(513)
Interest on moratorium	(7,616)	0
Other finance expenses	(3,108)	(2,243)
Total interest expense and other finance expenses	$ (34,870)	$ (25,968)